5. EQUIPMENT	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 5. EQUIPMENT
	December 31, 2013			December 31, 2012
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$92,057	$64,123	$27,934	$122,931	$90,900	$32,031
Computer equipment	459,426	349,636	109,790	523,893	353,944	169,949
Field equipment	251,604	144,786	106,818	540,422	274,694	265,728
Buildings	246,540	202,139	44,401	280,936	209,077	71,859
	$1,049,627	$760,684	$288,943	$1,468,182	$928,615	$539,567